Business Combinations - Schedule of Operations of the Combined Business (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 29, 2026	Mar. 30, 2025	Dec. 28, 2025	Dec. 29, 2024
Schedule of Operations of the Combined Business [Abstract]
Pro forma revenue	$ 114,579	$ 101,190	$ 429,689	$ 480,427
Pro forma net income from operations	$ 1,725	$ 187	$ (59,168)	$ (312,801)